LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Borrowings [Abstract]
Schedule of Detailed Information about Borrowings Explanatory

	Note	December 31, 2025	December 31, 2024
Credit facility	13(a)	$1,106,590	$1,080,557
Sprott Loan	13(b)	281,920	—
2023 convertible notes	13(c)	140,635	131,682
2025 Convertible Notes	13(d)	23,625	—
2020 convertible notes	13(e)	—	135,592
Other		1,910	—
Total loans and borrowings		$1,554,680	$1,347,831

Classified and presented as:
Current		$181,330	$135,592
Non-current		1,373,350	1,212,239
		$1,554,680	$1,347,831
13. LOANS AND BORROWINGS (CONTINUED)
Schedule of Detailed Information about Changes in Loans and Borrowings Arising from Financing Activities
The following is a reconciliation of the changes in the carrying amount of loans and borrowings during the years ended December 31, 2025 and 2024 to cash flows arising from financing activities:

	Note	2025	2024
Balance – beginning of year(1)		$1,349,582	$927,551
Financing cash flows:
Drawdowns on credit facility	13(a)	85,000	560,000
Repayments of loans and borrowings	13(a),(b)	(81,482)	—
Interest paid		(119,780)	(108,535)
Transaction costs		(7,908)	(7,645)
Other changes:
Assumed on Calibre Acquisition	5(a)	339,227	—
Conversion of convertible notes	13(e),(f)	(139,278)	(139,661)
Interest and accretion expense		144,068	128,493
Extinguishment of convertible notes	13(e),(f)	—	(266,241)
Recognition of new convertible notes	13(e),(f)	—	259,306
Gain on non-substantial modification of debt	13(a)	(13,042)	(3,686)
Balance – end of year(1)		1,556,387	1,349,582
Less: Accrued interest(2)		(1,707)	(1,751)
Balance – end of year, excluding accrued interest		$1,554,680	$1,347,831
(1)    Includes accrued interest.
(2)    Included in accounts payable and accrued liabilities.